SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Remeasurement of carrying value to redemption value	$ 15,121,000	$ 910,000
CIK 0001841024 L Catterton Asia Acquisition Corp
SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption	234,734,446	290,664,459	$ 286,531,700
Remeasurement of carrying value to redemption value	14,270,741	4,132,759
Redemptions	(70,200,754)
Class A ordinary shares subject to possible redemption | CIK 0001841024 L Catterton Asia Acquisition Corp
SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption	$ 234,734,446	$ 290,664,459